Notes Related to the Consolidated Statement of Income (Loss) - Summary of Depreciation and Amortization Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	€ 4,991	€ 4,216	€ 789
Provision (reversal)	(71)	71	0
Total amortization, depreciation & provisions	4,920	4,287	789
Amortization and depreciation of intangible assets
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	16	1,053	40
Depreciation of property, plant and equipment
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	3,457	1,797	749
Depreciation of the right of use
Outsatnding, beginning balanceDisclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization	€ 1,518	€ 1,366	€ 0